Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value, under the F5 Inc. 2026 Incentive Award Plan
Amount Registered | shares	5,402,119
Proposed Maximum Offering Price per Unit	280.72
Maximum Aggregate Offering Price	$ 1,516,482,845.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 209,426.28
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the plan as the result of any future stock split, stock dividend or similar adjustment of the registrant's outstanding common stock. (2) Pursuant to Rule 457(h) and Rule 457(c), the offering price is estimated solely for the purpose of calculating the registration fee. The proposed maximum offering price per share (a) for shares that may be issued under the F5, Inc. 2026 Incentive Award Plan is estimated to be $280.72, based on the average of the high sales price ($287.14) and the low sales price ($274.29) per share of the registrant's common stock as reported by the NASDAQ Stock Market on March 9, 2026.